Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance, value at Dec. 31, 2021		$ 161,098,010	[1]	$ 22,447,083	$ 14,044,269	$ (202,137,403)	$ 23,800,299	$ (1,759)	$ 19,250,499
Balance, shares at Dec. 31, 2021	[1]	1,578,653
Stock-based payment for consulting fee (Note 19)		$ 188,650	[1]						188,650
Stock-based payment for consulting fee, shares	[1]	2,000
Net loss for the year			[1]			(7,081,647)			(7,081,647)
Foreign currency translation (loss)			[1]				(881,398)		(881,398)
Disposal of a wholly owned subsidiary			[1]		(3,835,183)	1,164,443	691,432		(1,979,308)
Ordinary shares issued for business acquisition		118,137	[1]						118,137
Reversal of minority shareholders’ interest upon disposal of a subsidiary			[1]					1,759	1,759
Balance, value at Dec. 31, 2022		$ 161,404,797	[1]	22,447,083	10,209,086	(208,054,607)	23,610,333		9,616,692
Balance, shares at Dec. 31, 2022	[1]	1,587,371
Stock-based payment for consulting fee (Note 19)		$ 340,000	[1]						340,000
Stock-based payment for consulting fee, shares	[1]	50,000
Net loss for the year			[1]			(697,941)			(697,941)
Foreign currency translation (loss)			[1]				(23,035)		(23,035)
Ordinary shares issued for business acquisition		$ 49,218	[1]						49,218
Ordinary shares issued for business acquisition, shares	[1]	6,718
Beneficial conversion feature on convertible note (Note 16)				156,440					156,440
Issuance of ordinary shares for Equity Incentive Plan		$ 1,360,000	[1]						1,360,000
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]	200,000
Issuance of ordinary shares for financing		$ 1,961,923	[1]						1,961,923
Issuance of ordinary shares for financing, shares	[1]	1,047,733
Balance, value at Dec. 31, 2023		$ 165,115,938	[1]	22,603,523	10,209,086	(208,752,548)	23,587,298		12,763,297
Balance, shares at Dec. 31, 2023	[1]	2,891,822
Net loss for the year			[1]			(1,819,387)			(1,819,387)
Foreign currency translation (loss)			[1]				(559,936)		(559,936)
Issuance of ordinary shares for Equity Incentive Plan		$ 820,400	[1]						820,400
Issuance of ordinary shares for Equity Incentive Plan, shares	[1]	2,000,000
Issuance of ordinary shares for financing		$ 4,169,390	[1]						4,169,390
Issuance of ordinary shares for financing, shares	[1]	7,040,000
Beneficial conversion feature on convertible note		$ 652,007	[1]	(156,440)					495,567
Beneficial conversion feature on convertible note, shares	[1]	1,452,266
Balance, value at Dec. 31, 2024		$ 170,757,735	[1]	$ 22,447,083	$ 10,209,086	$ (210,571,935)	$ 23,027,362		$ 15,869,331
Balance, shares at Dec. 31, 2024	[1]	13,384,088

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.